Provisions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Later than ten years
Disclosure of detailed information about provisions [line items]
Percentage of proportion of noncurrent provision yet to be settled	56.00%	53.00%
Restoration | Discount rate, measurement input
Disclosure of detailed information about provisions [line items]
Change in assumption decrease (in percent)	0.50%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 355
Restoration | Current estimate of future cash outflows to be paid to fulfil obligation, measurement input
Disclosure of detailed information about provisions [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 689
Bottom of range | Restoration | Discount rate, measurement input
Disclosure of detailed information about provisions [line items]
Discount rate applied to provision projections	3.50%	4.00%
Top of range | Restoration | Discount rate, measurement input
Disclosure of detailed information about provisions [line items]
Discount rate applied to provision projections	5.20%	4.90%